Expense Example - Empower International Growth Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,075
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	$ 1,615